Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
License Revenue:							$ 12
Research and development	1,098	2,379	4,280	9,912	12,114	22,256	18,995
General and administrative	1,309	1,256	4,095	4,637	5,885	8,900	6,957
Restructuring (Note 6)	1,146		1,146	510	510
Total operating costs and expenses	3,553	3,635	9,521	15,059	18,509	31,156	25,952
Loss from operations	(3,553)	(3,635)	(9,521)	(15,059)	(18,509)	(31,156)	(25,940)
Change in fair value of warrants and other financial instruments (Note 5)	40	(9,893)	2,219	(6,987)	(6,018)	2,166	3,335
Investment income	1	3	3	14	17	110	618
Other (expense) income, net	(1)	(11)	(9)	5	740	(63)	66
Consolidated Net Loss					(23,770)	(28,943)	(21,921)
Less net loss attributed to non controlling interest (Note 7)						(4,215)	(520)
Net loss attributed to OXiGENE, Inc.	(3,513)	(13,536)	(7,308)	(22,027)	(23,770)	(24,728)	(21,401)
Excess purchase price over carrying value of noncontrolling interest acquired in Symphony ViDA, Inc (Note 7)						(10,383)
Net loss applicable to common stock					(23,770)	(35,111)	(21,401)
Basic and diluted net loss per share attributed to OXiGENE, Inc. common shares (Note 8)	$ (0.25)	$ (3.47)	$ (0.74)	$ (6.24)	$ (5.96)	$ (13.15)	$ (13.96)
Weighted-average number of common shares outstanding	13,969	3,896	9,870	3,530	3,988	2,671	1,533
(1) Includes share based compensation expense as follows :
Total share based compensation expense	64	176	550	650	952	778	1,086
Research and development
(1) Includes share based compensation expense as follows :
Total share based compensation expense	5	62	171	109	245	206	328
General and administrative
(1) Includes share based compensation expense as follows :
Total share based compensation expense	$ 59	$ 114	$ 379	$ 541	$ 707	$ 324	$ 671